Columbia Mid Cap Index Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	194,753	7,385,034
Iridium Communications, Inc.	82,561	1,354,000
Total		8,739,034
Entertainment 0.1%
Warner Music Group Corp., Class A	113,505	3,205,381
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.(a)	218,158	2,164,128
Media 0.8%
EchoStar Corp., Class A(a)	104,628	7,668,186
New York Times Co. (The), Class A	126,072	8,131,644
Nexstar Media Group, Inc., Class A	22,172	4,260,128
Total		20,059,958
Total Communication Services		34,168,501
Consumer Discretionary 11.5%
Automobile Components 0.8%
Autoliv, Inc.	54,978	6,486,854
Gentex Corp.	170,770	3,898,679
Goodyear Tire & Rubber Co. (The)(a)	222,554	1,927,318
Lear Corp.	41,396	4,444,275
Visteon Corp.	21,222	2,191,171
Total		18,948,297
Automobiles 0.3%
Harley-Davidson, Inc.	94,573	2,316,093
Thor Industries, Inc.	41,395	4,372,140
Total		6,688,233
Broadline Retail 0.4%
Macy’s, Inc.	211,268	4,723,952
Ollie’s Bargain Outlet Holdings, Inc.(a)	47,726	5,875,548
Total		10,599,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.0%
Duolingo, Inc.(a)	30,884	5,911,507
Graham Holdings Co., Class B	2,642	2,923,373
Grand Canyon Education, Inc.(a)	21,583	3,404,502
H&R Block, Inc.	104,164	4,387,388
Service Corp. International	109,112	8,666,766
Total		25,293,536
Hotels, Restaurants & Leisure 2.6%
Aramark	204,508	7,601,562
Boyd Gaming Corp.	46,166	3,845,628
Cava Group, Inc.(a)	77,586	3,793,179
Choice Hotels International, Inc.	16,080	1,467,461
Churchill Downs, Inc.	51,831	5,654,244
Hilton Grand Vacations, Inc.(a)	47,990	2,055,412
Hyatt Hotels Corp., Class A	32,940	5,415,007
Marriott Vacations Worldwide Corp.	21,537	1,175,920
Planet Fitness, Inc., Class A(a)	65,291	7,310,633
Texas Roadhouse, Inc.	51,701	9,060,600
Travel + Leisure Co.	50,510	3,463,976
Vail Resorts, Inc.	28,906	4,052,910
Wingstop, Inc.	21,726	5,751,524
Wyndham Hotels & Resorts, Inc.	59,408	4,348,666
Total		64,996,722
Household Durables 1.9%
KB Home	52,945	3,405,952
Somnigroup International, Inc.	163,301	14,945,307
Taylor Morrison Home Corp., Class A(a)	76,903	4,821,049
Toll Brothers, Inc.	76,388	10,681,334
TopBuild Corp.(a)	21,768	9,850,020
Whirlpool Corp.	43,488	3,363,797
Total		47,067,459

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.6%
Brunswick Corp.	50,830	3,360,371
Mattel, Inc.(a)	250,683	5,294,425
Polaris, Inc.	41,558	2,757,789
YETI Holdings, Inc.(a)	63,195	2,621,329
Total		14,033,914
Specialty Retail 3.3%
Abercrombie & Fitch Co., Class A(a)	37,068	3,627,845
AutoNation, Inc.(a)	22,002	4,648,803
Bath & Body Works, Inc.	164,642	2,866,417
Burlington Stores, Inc.(a)	48,480	12,228,110
Chewy, Inc., Class A(a)	173,425	6,029,987
Dick’s Sporting Goods, Inc.	52,018	10,745,358
Five Below, Inc.(a)	42,837	7,063,393
Floor & Decor Holdings, Inc., Class A(a)	83,788	5,330,593
GameStop Corp., Class A(a)	320,200	7,214,106
Gap, Inc. (The)	177,058	4,792,960
Lithia Motors, Inc., Class A	19,946	6,359,583
Murphy U.S.A., Inc.	13,659	5,259,671
Penske Automotive Group, Inc.	14,388	2,326,827
Restoration Hardware Holdings, Inc.(a)	11,951	1,883,358
Valvoline, Inc.(a)	98,900	3,096,559
Total		83,473,570
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(a)	92,624	2,349,871
Columbia Sportswear Co.	20,028	1,075,704
Crocs, Inc.(a)	42,494	3,611,140
PVH Corp.	37,403	3,170,278
Under Armour, Inc., Class A(a)	146,899	678,673
Under Armour, Inc., Class C(a)	94,373	418,073
VF Corp.	255,288	4,467,540
Total		15,771,279
Total Consumer Discretionary		286,872,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.4%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	6,153	1,198,604
Celsius Holdings, Inc.(a)	124,429	5,094,123
Coca-Cola Bottling Co. Consolidated	46,631	7,598,522
Total		13,891,249
Consumer Staples Distribution & Retail 2.8%
Albertsons Companies, Inc., Class A	313,618	5,748,618
BJ’s Wholesale Club Holdings, Inc.(a)	102,740	9,167,490
Casey’s General Stores, Inc.	28,928	16,502,267
Maplebear, Inc.(a)	143,475	6,027,385
Performance Food Group, Inc.(a)	121,778	11,820,990
Sprouts Farmers Market, Inc.(a)	76,034	6,372,410
U.S. Foods Holding Corp.(a)	175,192	13,782,355
Total		69,421,515
Food Products 0.8%
Darling Ingredients, Inc.(a)	123,074	4,505,739
Flowers Foods, Inc.	164,273	1,762,649
Ingredion, Inc.	49,935	5,370,010
Marzetti Co. (The)	15,873	2,649,838
Pilgrim’s Pride Corp.	33,268	1,265,515
Post Holdings, Inc.(a)	37,191	3,868,980
Total		19,422,731
Personal Care Products 0.3%
BellRing Brands, Inc.(a)	98,016	3,027,714
Coty, Inc., Class A(a)	285,043	946,343
elf Beauty, Inc.(a)	46,151	3,515,322
Total		7,489,379
Total Consumer Staples		110,224,874
Energy 4.1%
Energy Equipment & Services 1.0%
NOV, Inc.	288,936	4,438,057
TechnipFMC PLC	319,786	14,473,514
Valaris Ltd.(a)	51,528	2,906,695
Weatherford International PLC	55,890	4,180,572
Total		25,998,838
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp.	260,604	4,693,478
Antero Resources Corp.(a)	228,342	8,318,499
Chord Energy Corp.	44,549	4,181,369
Civitas Resources, Inc.	64,884	1,905,643
CNX Resources Corp.(a)	110,029	4,273,526
DT Midstream, Inc.	79,043	9,600,563
HF Sinclair Corp.	123,722	6,546,131
Matador Resources Co.	91,049	3,860,478
Murphy Oil Corp.	104,388	3,347,723
Ovintiv, Inc.	199,984	8,191,345
PBF Energy, Inc., Class A	63,913	2,203,720
Permian Resources Corp.	544,034	7,883,053
Range Resources Corp.	185,321	7,318,326
Viper Energy, Inc., Class A	131,270	4,795,293
Total		77,119,147
Total Energy		103,117,985
Financials 16.1%
Banks 6.3%
Associated Banc-Corp.	127,114	3,341,827
Bank OZK	82,364	3,790,391
Cadence Bank	144,954	5,774,967
Columbia Banking System, Inc.	232,670	6,449,612
Comerica, Inc.	99,997	8,037,759
Commerce Bancshares, Inc.	96,553	5,205,172
Cullen/Frost Bankers, Inc.	50,047	6,191,815
East West Bancorp, Inc.	107,231	11,441,548
First Financial Bankshares, Inc.	101,320	3,165,237
First Horizon Corp.	395,047	8,825,350
Flagstar Bank	232,799	2,849,460
FNB Corp.	279,427	4,649,665
Glacier Bancorp, Inc.	100,056	4,232,369
Hancock Whitney Corp.	65,943	3,995,486
Home Bancshares, Inc.	142,601	4,001,384
International Bancshares Corp.	42,073	2,797,013
Old National Bancorp	271,341	5,896,240
Pinnacle Financial Partners, Inc.	59,831	5,485,306
Prosperity Bancshares, Inc.	73,913	5,078,562
Southstate Bank Corp.	78,744	7,048,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Synovus Financial Corp.	107,995	5,205,359
Texas Capital Bancshares, Inc.(a)	35,599	3,209,962
UMB Financial Corp.	55,530	6,168,272
United Bankshares, Inc.	109,946	4,094,389
Valley National Bancorp	374,516	4,239,521
Webster Financial Corp.	129,301	7,706,340
Western Alliance Bancorp	80,543	6,566,671
Wintrust Financial Corp.	52,091	6,981,236
Zions Bancorp NA	114,857	6,113,838
Total		158,543,127
Capital Markets 2.9%
Affiliated Managers Group, Inc.	22,106	5,942,756
Carlyle Group, Inc. (The)	202,622	11,048,978
Evercore, Inc., Class A	30,031	9,612,022
Federated Hermes, Inc., Class B	57,508	2,885,176
Hamilton Lane, Inc., Class A	31,475	3,900,854
Houlihan Lokey, Inc., Class A	42,301	7,419,596
Janus Henderson Group PLC	97,086	4,243,629
Jefferies Financial Group, Inc.	128,395	7,390,416
Morningstar, Inc.	19,033	4,089,431
SEI Investments Co.	73,100	5,910,866
Stifel Financial Corp.	79,494	9,698,268
Total		72,141,992
Consumer Finance 0.7%
Ally Financial, Inc.	217,932	9,000,591
FirstCash Holdings, Inc.	30,375	4,811,704
SLM Corp.	162,206	4,752,636
Total		18,564,931
Financial Services 1.5%
Equitable Holdings, Inc.	233,050	10,881,105
Essent Group Ltd.	76,663	4,811,370
Euronet Worldwide, Inc.(a)	31,435	2,329,019
MGIC Investment Corp.	179,355	5,084,714
Shift4 Payments, Inc., Class A(a)	52,355	3,862,752
Voya Financial, Inc.	75,017	5,273,695
WEX, Inc.(a)	26,659	3,955,129
Total		36,197,784

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
American Financial Group, Inc.	53,853	7,416,635
Brighthouse Financial, Inc.(a)	44,466	2,914,746
CNO Financial Group, Inc.	75,417	3,086,818
Fidelity National Financial, Inc.	198,726	11,810,286
First American Financial Corp.	79,204	5,208,455
Hanover Insurance Group, Inc. (The)	27,831	5,164,042
Kemper Corp.	48,816	1,987,788
Kinsale Capital Group, Inc.	17,222	6,628,748
Old Republic International Corp.	177,853	8,199,023
Primerica, Inc.	25,201	6,484,721
Reinsurance Group of America, Inc.	51,424	9,763,875
RenaissanceRe Holdings Ltd.	36,619	9,563,784
RLI Corp.	71,446	4,405,360
Ryan Specialty Holdings, Inc., Class A	87,665	5,090,707
Selective Insurance Group, Inc.	47,344	3,719,345
Unum Group	121,909	9,261,427
Total		100,705,760
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Annaly Capital Management, Inc.	499,559	11,389,945
Starwood Property Trust, Inc.	268,509	4,924,455
Total		16,314,400
Total Financials		402,467,994
Health Care 9.3%
Biotechnology 2.7%
BioMarin Pharmaceutical, Inc.(a)	149,395	8,355,662
Cytokinetics, Inc.(a)	93,098	6,342,767
Exelixis, Inc.(a)	209,450	9,251,406
Halozyme Therapeutics, Inc.(a)	91,004	6,497,686
Neurocrine Biosciences, Inc.(a)	77,167	11,741,731
Roivant Sciences Ltd.(a)	334,724	6,965,606
United Therapeutics Corp.(a)	35,187	17,100,882
Total		66,255,740
Health Care Equipment & Supplies 1.4%
Dentsply Sirona, Inc.	155,206	1,760,036
Envista Holdings Corp.(a)	129,296	2,702,286
Globus Medical, Inc., Class A(a)	87,628	7,977,653
Haemonetics Corp.(a)	37,483	3,049,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Lantheus Holdings, Inc.(a)	52,902	3,114,341
LivaNova PLC(a)	42,482	2,710,777
Masimo Corp.(a)	35,927	5,117,083
Penumbra, Inc.(a)	30,343	8,895,657
Total		35,327,075
Health Care Providers & Services 2.2%
Chemed Corp.	11,338	4,979,536
Encompass Health Corp.	78,367	9,107,813
Ensign Group, Inc. (The)	44,573	8,270,074
HealthEquity, Inc.(a)	67,281	7,076,616
Hims & Hers Health, Inc., Class A(a)	160,867	6,396,072
Option Care Health, Inc.(a)	126,271	3,927,028
Tenet Healthcare Corp.(a)	68,740	14,905,582
Total		54,662,721
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	106,124	5,459,018
Life Sciences Tools & Services 2.0%
Avantor, Inc.(a)	530,418	6,221,803
Bio-Rad Laboratories, Inc., Class A(a)	14,202	4,613,662
Bruker Corp.	86,171	4,206,006
Illumina, Inc.(a)	119,584	15,719,317
Medpace Holdings, Inc.(a)	17,267	10,230,007
Repligen Corp.(a)	41,145	7,036,618
Sotera Health Co.(a)	161,329	2,820,031
Total		50,847,444
Pharmaceuticals 0.8%
Elanco Animal Health, Inc.(a)	386,539	8,994,763
Jazz Pharmaceuticals PLC(a)	47,195	8,331,333
Perrigo Co. PLC	107,045	1,429,051
Total		18,755,147
Total Health Care		231,307,145
Industrials 23.6%
Aerospace & Defense 3.5%
Aerovironment, Inc.(a)	24,753	6,917,473
ATI, Inc.(a)	107,238	10,809,590
BWX Technologies, Inc.	71,112	12,720,515
Carpenter Technology Corp.	38,785	12,354,574
Curtiss-Wright Corp.	29,315	16,542,161
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hexcel Corp.	61,903	4,718,866
Kratos Defense & Security Solutions, Inc.(a)	131,329	9,994,137
Woodward, Inc.	46,656	13,998,200
Total		88,055,516
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	89,064	4,519,107
Building Products 2.0%
AAON, Inc.	52,650	4,921,722
Advanced Drainage Systems, Inc.	55,655	8,480,709
Carlisle Companies, Inc.	33,184	10,554,835
Fortune Brands Innovations, Inc.	93,395	4,821,984
Owens Corning	65,066	7,368,074
Simpson Manufacturing Co., Inc.	32,380	5,419,765
Trex Company, Inc.(a)	83,432	2,918,451
UFP Industries, Inc.	45,566	4,237,182
Total		48,722,722
Commercial Services & Supplies 1.5%
Brink’s Co. (The)	32,415	3,641,177
Clean Harbors, Inc.(a)	39,225	8,926,041
MSA Safety, Inc.	28,627	4,617,535
RB Global, Inc.	144,403	14,180,374
Tetra Tech, Inc.	204,447	7,102,489
Total		38,467,616
Construction & Engineering 3.2%
AECOM	103,048	10,627,340
API Group Corp.(a)	287,983	11,392,608
Comfort Systems U.S.A., Inc.	27,388	26,756,433
Fluor Corp.(a)	125,781	5,399,778
MasTec, Inc.(a)	47,699	10,201,862
Sterling Infrastructure, Inc.(a)	23,668	8,149,129
Valmont Industries, Inc.	15,357	6,341,980
Total		78,869,130
Electrical Equipment 1.9%
Acuity, Inc.	23,610	8,651,176
EnerSys	29,151	4,171,800
Nextpower, Inc., Class A(a)	115,121	10,547,386
nVent Electric PLC	125,223	13,432,671
Common Stocks (continued)
Issuer	Shares	Value ($)
Regal Rexnord Corp.	51,641	7,539,070
Sensata Technologies Holding	113,313	3,633,948
Total		47,976,051
Ground Transportation 1.4%
Avis Budget Group, Inc.(a)	13,143	1,785,871
Knight-Swift Transportation Holdings, Inc.	126,277	5,783,487
Landstar System, Inc.	26,962	3,527,708
Ryder System, Inc.	31,737	5,497,166
Saia, Inc.(a)	20,724	5,835,049
XPO, Inc.(a)	91,623	13,015,963
Total		35,445,244
Machinery 5.1%
AGCO Corp.	48,188	5,106,001
Chart Industries, Inc.(a)	34,378	7,011,393
CNH Industrial NV	690,961	6,515,762
Crane Co.	38,058	6,974,129
Donaldson Co., Inc.	90,657	8,150,064
Esab Corp.	44,392	4,982,558
Flowserve Corp.	101,753	7,260,077
Graco, Inc.	128,916	10,627,835
ITT, Inc.	60,687	11,176,118
Lincoln Electric Holdings, Inc.	42,937	10,280,406
Middleby Corp. (The)(a)	36,278	4,288,060
Mueller Industries, Inc.	86,129	9,462,993
Oshkosh Corp.	49,794	6,382,595
RBC Bearings, Inc.(a)	24,454	10,881,296
Terex Corp.	51,039	2,358,512
Timken Co. (The)	49,308	4,013,178
Toro Co. (The)	76,781	5,354,707
Watts Water Technologies, Inc., Class A	21,330	5,884,520
Total		126,710,204
Marine Transportation 0.2%
Kirby Corp.(a)	43,414	4,928,357
Passenger Airlines 0.4%
Alaska Air Group, Inc.(a)	89,715	3,845,185
American Airlines Group, Inc.(a)	513,371	7,212,862
Total		11,058,047

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.5%
CACI International, Inc., Class A(a)	17,111	10,559,198
Concentrix Corp.	34,815	1,260,651
ExlService Holdings, Inc.(a)	125,663	4,992,591
Exponent, Inc.	39,292	2,840,812
FTI Consulting, Inc.(a)	24,700	4,029,805
Genpact Ltd.	126,097	5,555,834
Insperity, Inc.	27,846	984,913
KBR, Inc.	100,244	4,132,058
MAXIMUS, Inc.	43,842	3,774,358
Parsons Corp.(a)	41,545	3,518,031
Paylocity Holding Corp.(a)	34,764	5,121,780
Science Applications International Corp.	36,469	3,143,992
TransUnion	151,562	12,890,348
Total		62,804,371
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	29,632	7,669,354
Core & Main, Inc., Class A(a)	147,558	7,132,954
GATX Corp.	27,698	4,429,741
MSC Industrial Direct Co., Inc., Class A	35,521	3,159,948
Watsco, Inc.	27,156	9,406,838
WESCO International, Inc.	37,862	10,124,678
Total		41,923,513
Total Industrials		589,479,878
Information Technology 13.6%
Communications Equipment 1.6%
Ciena Corp.(a)	109,989	22,460,854
Lumentum Holdings, Inc.(a)	54,307	17,658,464
Total		40,119,318
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.(a)	40,070	4,327,961
Avnet, Inc.	65,244	3,099,742
Belden, Inc.	30,826	3,495,668
Cognex Corp.	130,632	4,977,079
Coherent Corp.(a)	120,939	19,865,440
Crane NXT Co.	38,419	2,162,990
Fabrinet(a)	27,878	12,807,432
Flex Ltd.(a)	292,017	17,261,125
Common Stocks (continued)
Issuer	Shares	Value ($)
IPG Photonics Corp.(a)	19,709	1,569,625
Littelfuse, Inc.	19,281	4,936,321
Novanta, Inc.(a)	27,989	3,181,230
TD SYNNEX Corp.	59,671	9,098,634
Vontier Corp.	114,138	4,140,927
Total		90,924,174
IT Services 1.3%
ASGN, Inc.(a)	34,078	1,533,851
Kyndryl Holdings, Inc.(a)	179,838	4,645,216
Okta, Inc.(a)	130,059	10,447,639
Twilio, Inc., Class A(a)	119,377	15,482,003
Total		32,108,709
Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc.(a)	96,458	2,574,464
Amkor Technology, Inc.	88,452	3,218,768
Cirrus Logic, Inc.(a)	39,938	4,806,139
Entegris, Inc.	117,950	9,098,663
Lattice Semiconductor Corp.(a)	106,510	7,478,067
MACOM Technology Solutions Holdings, Inc.(a)	49,829	8,719,577
MKS, Inc.	52,252	8,171,690
Onto Innovation, Inc.(a)	38,127	5,458,261
Power Integrations, Inc.	43,645	1,466,472
Rambus, Inc.(a)	83,712	8,000,356
Silicon Laboratories, Inc.(a)	25,531	3,257,245
Synaptics, Inc.(a)	29,989	2,054,546
Universal Display Corp.	34,394	4,090,479
Total		68,394,727
Software 3.5%
Appfolio, Inc., Class A(a)	17,795	4,062,243
Bentley Systems, Inc., Class B	115,902	4,863,248
BILL Holdings, Inc.(a)	71,341	3,577,751
Blackbaud, Inc.(a)	28,945	1,631,919
CommVault Systems, Inc.(a)	34,592	4,272,112
DocuSign, Inc.(a)	157,212	10,902,652
Dolby Laboratories, Inc., Class A	47,603	3,210,822
Dropbox, Inc., Class A(a)	143,999	4,302,690
Dynatrace, Inc.(a)	234,583	10,453,019
Guidewire Software, Inc.(a)	65,507	14,148,202
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	47,047	8,301,443
Nutanix, Inc., Class A(a)	208,574	9,969,837
Pegasystems, Inc.	71,878	3,936,758
Qualys, Inc.(a)	28,084	3,955,632
Total		87,588,328
Technology Hardware, Storage & Peripherals 0.9%
Pure Storage, Inc., Class A(a)	241,573	21,490,334
Total Information Technology		340,625,590
Materials 4.9%
Chemicals 1.3%
Ashland, Inc.	35,561	1,881,177
Avient Corp.	71,222	2,178,681
Axalta Coating Systems Ltd.(a)	168,503	5,076,995
Cabot Corp.	41,395	2,590,085
NewMarket Corp.	6,068	4,633,100
Olin Corp.	89,196	1,882,036
RPM International, Inc.	99,881	10,712,237
Scotts Miracle-Gro Co. (The), Class A	34,591	1,958,542
Westlake Corp.	25,943	1,733,252
Total		32,646,105
Construction Materials 0.4%
Eagle Materials, Inc.	25,247	5,648,259
Knife River Corp.(a)	44,087	3,299,471
Total		8,947,730
Containers & Packaging 1.0%
AptarGroup, Inc.	51,258	6,394,435
Crown Holdings, Inc.	89,509	8,667,156
Graphic Packaging Holding Co.	230,492	3,729,361
Greif, Inc., Class A	20,330	1,334,258
Silgan Holdings, Inc.	69,093	2,738,847
Sonoco Products Co.	76,739	3,236,084
Total		26,100,141
Metals & Mining 2.0%
Alcoa Corp.	201,445	8,408,314
Cleveland-Cliffs, Inc.(a)	443,244	5,779,902
Commercial Metals Co.	87,086	5,554,345
MP Materials Corp.(a)	104,719	6,487,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance, Inc.	40,920	11,429,774
Royal Gold, Inc.	62,845	12,810,325
Total		50,470,002
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	49,307	4,043,667
Total Materials		122,207,645
Real Estate 6.5%
Diversified REITs 0.4%
WP Carey, Inc.	170,383	11,478,703
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	273,563	4,987,054
Omega Healthcare Investors, Inc.	229,521	10,539,604
Sabra Health Care REIT, Inc.	186,567	3,639,922
Total		19,166,580
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	155,540	1,682,943
Industrial REITs 1.1%
EastGroup Properties, Inc.	41,437	7,507,556
First Industrial Realty Trust, Inc.	103,016	5,896,636
Rexford Industrial Realty, Inc.	183,717	7,644,464
STAG Industrial, Inc.	145,257	5,705,695
Total		26,754,351
Office REITs 0.6%
COPT Defense Properties	87,675	2,694,253
Cousins Properties, Inc.	130,685	3,369,059
Kilroy Realty Corp.	84,674	3,631,668
Vornado Realty Trust	125,509	4,621,241
Total		14,316,221
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	36,864	12,006,236
Residential REITs 0.8%
American Homes 4 Rent, Class A	253,517	8,142,966
Equity LifeStyle Properties, Inc.	150,776	9,479,287
Independence Realty Trust, Inc.	181,612	3,114,646
Total		20,736,899

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Agree Realty Corp.	85,950	6,465,159
Brixmor Property Group, Inc.	238,157	6,225,424
Kite Realty Group Trust	171,058	3,958,282
NNN REIT, Inc.	146,879	6,073,447
Total		22,722,312
Specialized REITs 1.4%
CubeSmart	177,420	6,605,347
EPR Properties	59,222	3,095,534
Gaming and Leisure Properties, Inc.	220,191	9,584,914
Lamar Advertising Co., Class A	67,533	8,940,694
National Storage Affiliates Trust	54,930	1,617,688
PotlatchDeltic Corp.	55,321	2,226,117
Rayonier, Inc.	110,347	2,450,807
Total		34,521,101
Total Real Estate		163,385,346
Utilities 3.5%
Electric Utilities 1.0%
Allete, Inc.	45,049	3,046,213
IDACORP, Inc.	42,040	5,540,031
OGE Energy Corp.	156,693	7,173,406
Portland General Electric Co.	85,243	4,332,049
TXNM Energy, Inc.	73,790	4,313,026
Total		24,404,725
Gas Utilities 1.1%
National Fuel Gas Co.	70,307	5,796,812
New Jersey Resources Corp.	78,155	3,757,692
ONE Gas, Inc.	46,681	3,909,067
Southwest Gas Holdings, Inc.	49,842	4,139,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	45,924	4,071,622
UGI Corp.	167,219	6,613,512
Total		28,288,083
Independent Power and Renewable Electricity Producers 0.8%
Ormat Technologies, Inc.	47,245	5,334,433
Talen Energy Corp.(a)	35,545	14,014,327
Total		19,348,760
Multi-Utilities 0.3%
Black Hills Corp.	56,682	4,182,564
Northwestern Energy Group, Inc.	47,766	3,300,153
Total		7,482,717
Water Utilities 0.3%
Essential Utilities, Inc.	218,215	8,639,132
Total Utilities		88,163,417
Total Common Stocks (Cost $1,532,470,263)		2,472,020,885

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	39,707,050	39,695,138
Total Money Market Funds (Cost $39,693,466)		39,695,138
Total Investments in Securities (Cost: $1,572,163,729)		2,511,716,023
Other Assets & Liabilities, Net		(12,409,323)
Net Assets		2,499,306,700
At November 30, 2025, securities and/or cash totaling $3,150,470 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	89	12/2025	USD	29,498,160	756,842	—
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	29,582,068	335,412,610	(325,298,720)	(820)	39,695,138	(4,734)	962,469	39,707,050
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Mid Cap Index Fund  | 2025

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3QT196_02_T01_(01/26)